INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income taxes
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Current tax expense (benefit)	$ 54	$ 49	$ 70
Current deferred tax assets:
Accrued payroll	2,730	2,650
Accrued expenses	88	69
Accrued inventory provision	382	369
Less: Valuation allowance	(3,200)	(3,088)
Non-current deferred tax asset:
Net operating loss carry forwards	16,618	16,232
Less: Valuation allowance	(16,618)	(16,232)
Deferred tax liabilities	0	0	0
Movement of valuation allowance
Balance at beginning of the period	19,320	13,707
Additions	498	5,993
Reversals		(380)
Balance at end of the period	19,818	19,320	13,707
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax	$ (8,686)	$ (39,324)	$ (29,917)
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,172)	$ (9,831)	$ (7,479)
Non-deductible expenses	20	8	92
Effect of income tax holiday and preferential tax rates	(11)	(25)	(76)
Utilisation of tax loss previously not recognized	(124)	(298)
Effect of income tax rate differences in jurisdictions other than the PRC	1,843	4,582	2,468
Changes in valuation allowances	498	5,613	5,065
Income tax expense	$ 54	49	$ 70
Hong Kong | Light In The Box
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
Hong Kong | Lanting International
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
Hong Kong | LightInTheBox Logistic
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
Hong Kong | Light Square
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
PRC
Income taxes
Statutory income tax rates (as a percent)	25.00%
Non-current deferred tax asset:
Net operating loss carry forwards	$ 52
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	25.00%
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes	$ 0	$ 0
PRC | Lanting Huitong
Income taxes
Statutory income tax rates (as a percent)	25.00%	25.00%
Income tax exemption period						2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)			12.50%	12.50%	12.50%
Period for reduced tax rate					3 years
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	25.00%	25.00%
PRC | Lanting Gaochuang
Income taxes
Income tax exemption period				2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)	12.50%	12.50%	12.50%
Period for reduced tax rate	3 years